Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Entity File Number	333-249081
Entity Registrant Name	CURALEAF HOLDINGS, INC.
Entity Tax Identification Number	98-1461045
Entity Incorporation, State or Country Code	CA
Entity Primary SIC Number	2833
Entity Address State Or Province	BC
Entity Address, Address Line One	666 Burrard Street
Entity Address, Adress Line Two	Suite 1700
Entity Address, Postal Zip Code	V6C 2XB
Entity Address, City or Town	Vancouver
City Area Code	781
Local Phone Number	451-0351
Title of 12(g) Security	Not applicable
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	623,520,125
Entity Central Index Key	0001756770
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PKF O’Connor Davies, LLP
Auditor Location	New York, New York
Auditor Firm ID	127
Business Contact [Member]
Entity Address State Or Province	NY
Entity Address, Address Line One	420 Lexington Ave
Entity Address, Postal Zip Code	10170
Entity Address, City or Town	New York
City Area Code	781
Local Phone Number	451-0351
Contact Personnel Name	Curaleaf, Inc.